ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 1,647,490	$ 935,434
Payroll and related liabilities	1,104,365	3,229,794
Utility and maintenance	40,718	8,685
Other taxes and surcharge	349,039	62,270
Others	71,197	143,060
Accruals and other current liabilities	$ 3,212,809	$ 4,379,243